Share Capital, Warrants and Options (Tables)	3 Months Ended
Mar. 31, 2020
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of Number and Weighted Average Exercise Prices of Warrants

A summary of common share purchase warrants activity during the three months period ended March 31, 2020, on a post-consolidation basis is as follows:

	March 31, 2020		December 31, 2019
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	15,651,397	0.96	25,797,283	1.20
Issued	-	-	3,984,731	0.25
Cancelled / expired	-	-	(14,130,617)	1.20

Outstanding, end of the period	15,651,397	0.96	15,651,397	0.96

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants

At March 31, 2020, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
11,666,666	April 19, 2020*	1.20	0.04
3,984,731	December 18, 2021	0.25	0.44
15,651,397			0.48

Schedule of Number and Weighted Average Exercise Prices of Share Options

A summary of option activity under the Plan during the three months period ended March 31, 2020 on a post-consolidation basis is as follows:

	March 31, 2020		December 31, 2019
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	2,130,550	1.51	2,594,550	1.80
Issued	6,650,000	0.16	-	-
Cancelled / expired	(90,000)	2.75	(464,000)	4.23

Outstanding, end of the period	8,690,550	0.46	2,130,550	1.51

Schedule of Inputs to Option Pricing Model

The fair value of stock options granted and vested during the three months period ended March 31, 2020 was calculated using the following assumptions:

	March 31, 2020	March 31, 2019
Expected dividend yield	0%	-
Expected share price volatility	121.55%	-
Risk free interest rate	1.21%	-
Expected life of options	5 years	-

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Details of options outstanding as at March 31, 2020 on a post-consolidation basis are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
45,000	45,000	Oct 5, 2020	2.00	0.00
541,800	541,800	Jan 28, 2021	2.10	0.05
763,750	763,750	Feb 21, 2022	1.20	0.17
50,000	50,000	Dec 20, 2022	1.20	0.02
570,000	570,000	Feb 28, 2023	1.20	0.19
50,000	50,000	May 1, 2023	1.20	0.02
20,000	20,000	May 4, 2023	1.20	0.01
6,650,000	6,650,000	February 24, 2025	0.16	3.75
8,690,550	8,690,550			4.21